Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Foreign currency translation, tax expense (benefit)	$ 1.2	$ 1.3	$ 1.8
Adjustments to pension and postretirement liability, tax	$ 1.9	$ 3.1	$ 3.6